Intangible assets and goodwill (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Beginning balance		R$ 1,755,994
Impairment loss		0	R$ 0	R$ (21,895)
Ending balance		1,669,865	1,755,994
Balance at December 31		1,669,865	1,755,994
Cost
Intangible assets
Beginning balance		1,833,313	771,307
Additions due to business combination			1,115,116
Exchange rate changes		(56,694)	(55,617)
Additions		18,702	3,624
Write-off		(5,746)	(1,117)
Transfers		0	0
Ending balance		1,789,575	1,833,313	771,307
Balance at December 31		1,789,575	1,833,313	771,307
Amortization
Intangible assets
Beginning balance		(77,319)	(32,504)
Exchange rate changes		957	89
Additions		(48,645)	(45,942)
Write-off		5,297	1,038
Ending balance		(119,710)	(77,319)	(32,504)
Balance at December 31		(119,710)	(77,319)	(32,504)
Software
Intangible assets
Beginning balance		5,641
Ending balance		4,407	5,641
Balance at December 31		4,407	5,641
Software | Cost
Intangible assets
Beginning balance		15,186	11,942
Additions due to business combination			3,378
Exchange rate changes		(293)	(7)
Additions		562	901
Write-off		(5,317)	(1,078)
Transfers		0	50
Ending balance		10,138	15,186	11,942
Balance at December 31		10,138	15,186	11,942
Software | Amortization
Intangible assets
Beginning balance		(9,545)	(9,543)
Exchange rate changes		67	89
Additions		(1,550)	(1,129)
Write-off		5,297	1,038
Ending balance		(5,731)	(9,545)	(9,543)
Balance at December 31		(5,731)	(9,545)	(9,543)
Software in progress
Intangible assets
Beginning balance		1,032
Ending balance		13,771	1,032
Balance at December 31		13,771	1,032
Software in progress | Cost
Intangible assets
Beginning balance		1,032	391
Additions due to business combination			0
Exchange rate changes		0	0
Additions		18,140	2,723
Write-off		0	(32)
Transfers		(5,401)	(2,050)
Ending balance		13,771	1,032	391
Balance at December 31		13,771	1,032	391
Software in progress | Amortization
Intangible assets
Beginning balance		0	0
Exchange rate changes		0	0
Additions		0	0
Write-off		0	0
Ending balance		0	0	0
Balance at December 31		0	0	0
Customer relationship
Intangible assets
Beginning balance		288,943
Ending balance		239,087	288,943
Balance at December 31		239,087	288,943
Customer relationship | Cost
Intangible assets
Beginning balance		313,259	88,961
Additions due to business combination			222,278
Exchange rate changes		(11,229)	2,020
Additions		0	0
Write-off		0	0
Transfers		0	0
Ending balance		302,030	313,259	88,961
Balance at December 31		302,030	313,259	88,961
Customer relationship | Amortization
Intangible assets
Beginning balance		(24,316)	(4,766)
Exchange rate changes		890	0
Additions		(39,517)	(19,550)
Write-off		0	0
Ending balance		(62,943)	(24,316)	(4,766)
Balance at December 31		(62,943)	(24,316)	(4,766)
Non-compete agreement
Intangible assets
Beginning balance		10,865
Ending balance		7,833	10,865
Balance at December 31		7,833	10,865
Non-compete agreement | Cost
Intangible assets
Beginning balance		13,462	13,462
Additions due to business combination			0
Exchange rate changes		0	0
Additions		0	0
Write-off		0	0
Transfers		0	0
Ending balance		13,462	13,462	13,462
Balance at December 31		13,462	13,462	13,462
Non-compete agreement | Amortization
Intangible assets
Beginning balance		(2,597)	(435)
Exchange rate changes		0	0
Additions		(3,032)	(3,032)
Write-off		0	0
Ending balance		(5,629)	(2,597)	(435)
Balance at December 31		(5,629)	(2,597)	(435)
Brands
Intangible assets
Beginning balance		7,464
Ending balance		5,134	7,464
Balance at December 31		5,134	7,464
Brands | Cost
Intangible assets
Beginning balance		33,798	20,501
Additions due to business combination			13,304
Exchange rate changes		(1)	0
Additions		0	0
Write-off		0	(7)
Transfers		0	0
Ending balance		33,797	33,798	20,501
Balance at December 31		33,797	33,798	20,501
Brands | Amortization
Intangible assets
Beginning balance		(26,334)	(5,960)
Exchange rate changes		0	0
Additions		(2,329)	(20,374)
Write-off		0	0
Ending balance		(28,663)	(26,334)	(5,960)
Balance at December 31		(28,663)	(26,334)	(5,960)
Goodwill
Intangible assets
Beginning balance	[1]	1,437,990
Ending balance	[1]	1,392,819	1,437,990
Balance at December 31	[1]	1,392,819	1,437,990
Goodwill | Cost
Intangible assets
Beginning balance	[1]	1,437,990	619,469
Additions due to business combination	[1]		876,151
Exchange rate changes	[1]	(45,171)	(57,630)
Additions	[1]	0	0
Write-off	[1]	0	0
Transfers	[1]	0	0
Ending balance	[1]	1,392,819	1,437,990	619,469
Balance at December 31	[1]	1,392,819	1,437,990	619,469
Goodwill | Amortization
Intangible assets
Beginning balance	[1]	0	0
Exchange rate changes	[1]	0	0
Additions	[1]	0	0
Write-off	[1]	0	0
Ending balance	[1]	0	0	0
Balance at December 31	[1]	0	0	0
Internally developed | Software
Intangible assets
Beginning balance		4,059
Ending balance		6,814	4,059
Balance at December 31		6,814	4,059
Internally developed | Software | Cost
Intangible assets
Beginning balance		18,586	16,581
Additions due to business combination			5
Exchange rate changes		0	0
Additions		0	0
Write-off		(429)	0
Transfers		5,401	2,000
Ending balance		23,558	18,586	16,581
Balance at December 31		23,558	18,586	16,581
Internally developed | Software | Amortization
Intangible assets
Beginning balance		(14,527)	(12,670)
Exchange rate changes		0	0
Additions		(2,217)	(1,857)
Write-off		0	0
Ending balance		(16,744)	(14,527)	(12,670)
Balance at December 31		R$ (16,744)	R$ (14,527)	R$ (12,670)

[1]	In November 2022, the Group signed the Share Purchase and Sale Agreement for the acquisition of all the shares of Ntersol. The measurement of the fair values of assets acquired and liabilities assumed, on a provisional basis, disclosed in the financial statements of December 31, 2022 was completed within one year after the acquisition date. In May 2023, after calculation of price adjustment conclusion, the Company registered the amount of R$ 5,096 in goodwill and account payable for business acquired, retrospectively. In accordance with IFRS 3, during the measurement period, the acquirer shall retrospectively adjust the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognize as of that date. Therefore, this adjustment was due to the application of the accounting standard and not an error in the previous year's disclosure, this matter was not included in note 30 Correction of errors.